Decrease/(increase) in working capital (Tables)	12 Months Ended
Jun. 30, 2019
Decrease/(increase) in working capital
Schedule of the Decrease/(increase) in working capital

	2019	2018	2017
	Rm	Rm	Rm

Increase in inventories	(829)	(3 413)	(3 214)
Decrease/(increase) in trade receivables	37	(2 789)	(346)
Increase in trade payables	3 202	2 441	1 393

Decrease/(increase) in working capital	2 410	(3 761)	(2 167)